                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-03073

                               SECURITY CASH FUND
               (Exact name of registrant as specified in charter)

              ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
               (Address of principal executive offices) (Zip code)

                           MICHAEL G. ODLUM, PRESIDENT
                               SECURITY CASH FUND
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (785) 438-3000

                      Date of fiscal year end: December 31

                    Date of reporting period: March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                               SECURITY CASH FUND

                                                          PRINCIPAL     MARKET
                                                           AMOUNT        VALUE
                                                         ----------   ----------
CERTIFICATES OF DEPOSIT - DOMESTIC - 6.9%
Barclays Bank NY, 4.55%, 04-25-06                        $1,000,000   $  999,950
Citibank, 4.48%, 04-05-06                                 2,000,000    2,000,000
                                                                      ----------
TOTAL CERTIFICATES OF DEPOSIT
   (cost $2,999,950)                                                   2,999,950
                                                                      ----------
COMMERCIAL PAPER - 19.5%
BANKING - 9.6%
ING (US) Funding LLC, 4.82%, 06-09-06                     2,000,000    1,981,523
UBS Finance (DE) LLC, 4.77%, 04-24-06                     1,100,000    1,096,648
Westpac Banking Corporation, 4.77%, 05-30-06              1,100,000    1,091,401
                                                                      ----------
                                                                       4,169,572
                                                                      ----------
NON U.S. BANKING - 9.9%
Bank of Ireland:
   4.62%, 04-13-06                                        1,200,000    1,198,152
   4.62%, 04-26-06                                        1,000,000      996,792
Danske Corporation:
   4.56%, 04-03-06                                        1,000,000      999,747
   4.63%, 04-06-06                                        1,100,000    1,099,292
                                                                      ----------
                                                                       4,293,983
                                                                      ----------
TOTAL COMMERCIAL PAPER
   (cost $8,463,555)                                                   8,463,555
                                                                      ----------
ASSET BACKED COMMERCIAL PAPER - 36.3%
FINANCIAL COMPANIES - CAPTIVE - 4.1%
Edison Asset Securitization, 4.60%, 05-08-06              1,800,000    1,791,490
                                                                      ----------
FINANCIAL COMPANIES - DIVERSIFIED - 6.0%
Amstel Funding Corporation, 4.66%, 04-18-06               1,000,000      997,780
Amsterdam Funding Corporation, 4.59%, 04-10-06            1,600,000    1,598,164
                                                                      ----------
                                                                       2,595,944
                                                                      ----------
FINANCIAL COMPANIES - MISCELLANEOUS RECEIVABLES - 4.4%
Fairway Finance Corporation, 4.81%, 05-22-06                800,000      794,549
Jupiter Securitization Corporation, 4.80%, 05-12-06       1,125,000    1,118,850
                                                                      ----------
                                                                       1,913,399
                                                                      ----------
FINANCIAL COMPANIES - SECURITIES - 14.4%
Asset One Securitization:
   4.85%, 04-03-06                                        1,300,000    1,299,650
   4.76%, 04-19-06                                        1,500,000    1,496,430
Galaxy Funding, Inc.:
   4.83%, 06-19-06                                        1,000,000      989,401
   4.86%, 06-22-06                                        1,000,000      988,930
Perry Global Funding LLC, 4.60%, 05-04-06                 1,500,000    1,493,675
                                                                      ----------
                                                                       6,268,086
                                                                      ----------
FINANCIAL COMPANIES - TRADE RECEIVABLES - 7.4%
Eureka Securitization:
   4.70%, 04-17-06                                        1,000,000      997,911
   4.77%, 05-17-06                                        1,000,000      993,905
Old Line Funding LLC, 4.60%, 04-21-06                     1,200,000    1,196,933
                                                                      ----------
                                                                       3,188,749
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                               SECURITY CASH FUND

                                                         PRINCIPAL      MARKET
                                                          AMOUNT        VALUE
                                                        ----------   -----------
ASSET BACKED COMMERCIAL PAPER (CONTINUED)
ASSET BACKED COMMERCIAL PAPER
   (cost $15,757,668)                                                $15,757,668
                                                                     -----------
CORPORATE BONDS - 23.2%
BANKING - 4.6%
Bank One, 4.86%, 08-11-06(1)                            $2,000,000     2,001,191
                                                                     -----------
BROKERAGE - 11.0%
Credit Suisse First Boston USA, 4.594%, 04-05-06(1)      1,600,000     1,600,009
Goldman Sachs Group, Inc., 4.781%, 04-20-06(1)           1,700,000     1,700,154
Lehman Brothers Holdings, Inc., 4.59%, 06-02-06(1)       1,500,000     1,500,127
                                                                     -----------
                                                                       4,800,290
                                                                     -----------
FINANCIAL COMPANIES - NONCAPTIVE CONSUMER - 7.6%
American Express Credit Corporation, 4.916%,
   09-19-06(1)                                           2,290,000     2,291,779
HSBC Finance Corporation, 4.85%, 02-28-07(1)             1,000,000     1,000,578
                                                                     -----------
                                                                       3,292,357
                                                                     -----------
TOTAL CORPORATE BONDS
   (cost $10,093,838)                                                 10,093,838
                                                                     -----------
MISCELLANEOUS ASSETS - 4.6%
United of Omaha Life Insurance Company(1)                2,000,000     2,000,000
                                                                     -----------
TOTAL MISCELLANEOUS ASSETS
   (cost $2,000,000)                                                   2,000,000
                                                                     -----------
U.S. GOVERNMENT SPONSORED AGENCIES - 8.7%
FEDERAL HOME LOAN BANK - 6.9%
   4.20%, 05-10-06                                       1,000,000       999,978
   4.13%, 09-27-06                                       1,000,000     1,000,000
   4.85%, 02-27-07                                       1,000,000       999,975
                                                                     -----------
                                                                       2,999,953
                                                                     -----------
SMALL BUSINESS ASSOCIATION POOLS - 1.6%
   #503295, 4.75%, 04-01-06(1)                              92,783        92,841
   #503303, 4.75%, 04-01-06(1)                             107,182       107,249
   #502398, 4.875%, 04-01-06(1)                             20,325        20,400
   #503152, 4.875%, 04-01-06(1)                            139,067       139,067
   #503265, 5.00%, 04-01-06(1)                             135,949       135,609
   #501927, 5.75%, 04-01-06(1)                             189,281       191,068
                                                                     -----------
                                                                         686,234
                                                                     -----------
STUDENT LOAN MARKETING ASSOCIATION - 0.2%
   1997-4 A2, 5.36%, 04-25-06(1)                            84,286        84,449
                                                                     -----------
TOTAL U.S. GOVERNMENT SPONSORED AGENCIES
   (cost $3,770,636)                                                   3,770,636
                                                                     -----------
TOTAL INVESTMENTS - 99.2%
   (cost $43,085,647)                                                 43,085,647
CASH & OTHER ASSETS, LESS LIABILITIES - 0.8%                             332,477
                                                                     -----------
TOTAL NET ASSETS - 100.0%                                            $43,418,124
                                                                     ===========

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                               SECURITY CASH FUND

The cost of investments owned at March 31, 2006 was the same for federal income tax and financial statement purposes. For federal income tax purposes, the net unrealized appreciation on investments amounted to $0.

(1) Variable rate security. Rate indicated is rate effective at March 31, 2006. Maturity date indicated is next interest reset date.

     SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no significant changes in the registrant's internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        SECURITY CASH FUND


                                        By: Michael G. Odlum
                                            ------------------------------------
                                            Michael G. Odlum, President

                                        Date: May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                        By: Michael G. Odlum
                                            ------------------------------------
                                            Michael G. Odlum, President

                                        Date: May 26, 2006


                                        By: Brenda M. Harwood
                                            ------------------------------------
                                            Brenda M. Harwood, Treasurer

                                        Date: May 26, 2006